Results from discontinued operations	12 Months Ended
Jun. 30, 2019
Results From Discontinued Operations [Abstract]
Results from discontinued operations

35.	Results from discontinued operations

The results of Shufersal, Israir and IDB Tourism operations, have been reclassified in the Statements of Income under discontinued operations and also the results from the sale of Adama in 2017 and Shufersal in 2018 have been reclassified.

	06.30.19	06.30.18	06.30.17
Revenues	13,025	118,461	113,461
Costs	(11,684)	(88,970)	(86,433)
Gross profit	1,341	29,491	27,028
Net gain from fair value adjustment of investment properties	-	293	-
General and administrative expenses	(581)	(2,069)	(1,888)
Selling expenses	(602)	(23,020)	(21,205)
Other operating results, net (i)	175	17,418	8,469
Profit from operations	333	22,113	12,404
Share of profit of associates and joint ventures	54	101	838
Profit before financial results and income tax	387	22,214	13,242
Financial income	136	166	322
Finance costs	(161)	(1,211)	(4,399)
Other financial results	40	(129)	(16)
Financial results, net	15	(1,174)	(4,093)
Profit before income tax	402	21,040	9,149
Income tax	78	(663)	(314)
Profit for the period from discontinued operations (ii)	480	20,377	8,835

Profit for the period from discontinued operations attributable to:
Equity holders of the parent	292	10,033	1,705
Non-controlling interest	188	10,344	7,130

Profit per share from discontinued operations attributable to equity holders of the parent:
Basic	0.60	20.20	3.43
Diluted	0.57	19.43	3.41

(i)	Includes the result of the loss of control of Shufersal (see Note 4.(p)) as of June 30, 2018 and the sale of Adama, which generated a profit of Ps. 4,216 in the year ended June 30, 2017.
(ii)	As of June 30, 2018 and 2017, Ps. 107,047, and Ps 59,099 of the total revenues from discontinued operations and Ps 22,425 and Ps. 1,311 of the total profit from discontinued operations corresponds to Shufersal.